Stock options	12 Months Ended
Oct. 31, 2024
Stock Options [Abstract]
Stock options [Text Block]

15. Stock options

(a) Stock option plan

Under the Company's fixed stock option plan (the "Plan"), the Company could grant up to 27,500,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

(b) Summary of changes

		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2022	11,725,000	$0.06
Granted	3,000,000	0.09
Expired	(2,400,000)	0.08
Exercised (i)	(2,550,000)	0.09
Outstanding at October 31, 2023	9,775,000	$0.06
Expired	(1,025,000)	0.12
Outstanding at October 31, 2024	8,750,000	$0.06

(i) During the year ended October 31, 2023, the Company issued a total of 2,550,000 common shares related to the exercise of stock options for gross proceeds of $214,140.

(c) Stock options outstanding at October 31, 2024

There were nil options issued to directors, officers, employees and consultants during the year ended October 31, 2024 (2023 - 3,000,000, 2022 - nil options issued).

			Weighted average
				Remaining
Date of issue	Expiry date	Number of options	Exercise price	contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	1.0
October 8, 2021	October 8, 2026	1,000,000	0.07	1.9
March 20, 2023	March 20, 2028	2,000,000	0.07	3.4
Outstanding at October 31, 2024		8,750,000	$0.06	1.7

Of the total options outstanding, 8,750,000 are exercisable as at October 31, 2024 (2023 - 9,525,000).

(d) Fair value of options issued during the year

The fair value of the stock options issued has been determined in accordance with the Black Scholes option-pricing model. Volatility was estimated using the historical volatility of the Company's stock prices for its common shares. The underlying assumptions are as follows:

	2024	2023	2022
Share price at grant date	-	$0.07 - $0.12	$0.03 - $0.05
Exercise price	-	$0.07 - $0.12	$0.07
Volatility factor	-	175% - 184%	212% - 272%
Risk free interest rate	-	2.79% - 3.58%	0.97% - 4.33%
Expected life of options in years	-	1 - 5	1 - 2
Expected divided yield	-	0%	0%
Forfeiture rate	-	0%	0%
Weighted average Black Scholes value at grant date	-	$0.06 - $0.08	$0.02 - $0.03

During the year ended October 31, 2024, the Company recorded an expense of $6,517 related to the vesting of stock options (2023 - $217,965, 2022 - $41,484).